BANK BORROWINGS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Short-Term Debt [Line Items]
Interest related to bank borrowings	$ 50	$ 50	$ 100	$ 100
Term Loans [Member]
Short-Term Debt [Line Items]
Term of repayments	5 years		5 years	5 years
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.00%		2.00%	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.50%		2.50%	2.50%